Appendix 4 Additional Information on Financial Debt - Secured and Unsecured Liabilities by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,455,782	$ 16,168,473
Non-current, Maturity	748,123,803	786,137,688
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	725,827,751	764,216,168
Undiscounted Cash Flow [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	55,256,390	60,190,505
Non-current, Maturity	$ 1,127,959,493	$ 1,247,557,135
Undiscounted Cash Flow [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-1 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6	91.081.000-6
Effective Interest Rate	7.96%	7.96%
Nominal Interest Rate	7.88%	7.88%
Current, Maturity	$ 10,449,623	$ 11,330,589
Non-current, Maturity	$ 211,907,420	$ 241,549,747
Undiscounted Cash Flow [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-2 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6	91.081.000-6
Effective Interest Rate	7.40%	7.40%
Nominal Interest Rate	7.33%	7.33%
Current, Maturity	$ 3,334,972	$ 3,612,937
Non-current, Maturity	$ 99,651,895	$ 108,152,964
Undiscounted Cash Flow [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-3 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6	91.081.000-6
Effective Interest Rate	8.26%	8.26%
Nominal Interest Rate	8.13%	8.13%
Current, Maturity	$ 2,120,644	$ 2,299,059
Non-current, Maturity	$ 60,367,209	$ 65,538,042
Undiscounted Cash Flow [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon - Unica 24296 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6	91.081.000-6
Effective Interest Rate	4.32%	4.32%
Nominal Interest Rate	4.25%	4.25%
Current, Maturity	$ 10,886,675	$ 11,816,560
Non-current, Maturity	$ 303,969,041	$ 342,344,213
Undiscounted Cash Flow [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander - 317 Serie-H [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6	91.081.000-6
Effective Interest Rate	7.17%	7.17%
Nominal Interest Rate	6.20%	6.20%
Current, Maturity	$ 11,020,396	$ 11,369,004
Non-current, Maturity	$ 83,771,677	$ 93,373,927
Undiscounted Cash Flow [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander 522 Serie-M [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6	91.081.000-6
Effective Interest Rate	4.82%	4.82%
Nominal Interest Rate	4.75%	4.75%
Current, Maturity	$ 17,444,080	$ 19,762,356
Non-current, Maturity	368,292,251	396,598,242
Undiscounted Cash Flow [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	12,473,017	13,730,946
Undiscounted Cash Flow [Member] | Less than 90 Days [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-1 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,612,406	2,832,647
Undiscounted Cash Flow [Member] | Less than 90 Days [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-2 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	833,743	903,234
Undiscounted Cash Flow [Member] | Less than 90 Days [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-3 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	530,161	574,765
Undiscounted Cash Flow [Member] | Less than 90 Days [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon - Unica 24296 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,721,669	2,954,140
Undiscounted Cash Flow [Member] | Less than 90 Days [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander - 317 Serie-H [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,414,018	1,525,571
Undiscounted Cash Flow [Member] | Less than 90 Days [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander 522 Serie-M [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,361,020	4,940,589
Undiscounted Cash Flow [Member] | More than 90 days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	42,783,373	46,459,559
Undiscounted Cash Flow [Member] | More than 90 days [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-1 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	7,837,217	8,497,942
Undiscounted Cash Flow [Member] | More than 90 days [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-2 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,501,229	2,709,703
Undiscounted Cash Flow [Member] | More than 90 days [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-3 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,590,483	1,724,294
Undiscounted Cash Flow [Member] | More than 90 days [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon - Unica 24296 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	8,165,006	8,862,420
Undiscounted Cash Flow [Member] | More than 90 days [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander - 317 Serie-H [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	9,606,378	9,843,433
Undiscounted Cash Flow [Member] | More than 90 days [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander 522 Serie-M [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	13,083,060	14,821,767
Undiscounted Cash Flow [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	78,718,927	59,691,577
Undiscounted Cash Flow [Member] | One to Two Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-1 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,449,623	11,330,590
Undiscounted Cash Flow [Member] | One to Two Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-2 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,334,972	3,612,937
Undiscounted Cash Flow [Member] | One to Two Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-3 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,120,644	2,299,059
Undiscounted Cash Flow [Member] | One to Two Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon - Unica 24296 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,886,674	11,816,560
Undiscounted Cash Flow [Member] | One to Two Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander - 317 Serie-H [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,516,773	10,870,075
Undiscounted Cash Flow [Member] | One to Two Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander 522 Serie-M [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	41,410,241	19,762,356
Undiscounted Cash Flow [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	76,629,479	82,670,989
Undiscounted Cash Flow [Member] | Two to Three Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-1 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,449,623	11,330,590
Undiscounted Cash Flow [Member] | Two to Three Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-2 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,334,972	3,612,937
Undiscounted Cash Flow [Member] | Two to Three Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-3 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,120,644	2,299,059
Undiscounted Cash Flow [Member] | Two to Three Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon - Unica 24296 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,886,674	11,816,560
Undiscounted Cash Flow [Member] | Two to Three Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander - 317 Serie-H [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,013,150	10,371,146
Undiscounted Cash Flow [Member] | Two to Three Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander 522 Serie-M [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	39,824,416	43,240,697
Undiscounted Cash Flow [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	74,540,030	80,375,483
Undiscounted Cash Flow [Member] | Three to Four Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-1 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,449,623	11,330,590
Undiscounted Cash Flow [Member] | Three to Four Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-2 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,334,972	3,612,937
Undiscounted Cash Flow [Member] | Three to Four Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-3 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,120,644	2,299,059
Undiscounted Cash Flow [Member] | Three to Four Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon - Unica 24296 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,886,674	11,816,560
Undiscounted Cash Flow [Member] | Three to Four Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander - 317 Serie-H [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,509,527	9,872,218
Undiscounted Cash Flow [Member] | Three to Four Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander 522 Serie-M [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	38,238,590	41,444,119
Undiscounted Cash Flow [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	72,450,582	78,079,976
Undiscounted Cash Flow [Member] | Four to Five Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-1 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,449,623	11,330,590
Undiscounted Cash Flow [Member] | Four to Five Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-2 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,334,972	3,612,937
Undiscounted Cash Flow [Member] | Four to Five Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-3 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	2,120,644	2,299,059
Undiscounted Cash Flow [Member] | Four to Five Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon - Unica 24296 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,886,674	11,816,560
Undiscounted Cash Flow [Member] | Four to Five Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander - 317 Serie-H [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,005,904	9,373,289
Undiscounted Cash Flow [Member] | Four to Five Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander 522 Serie-M [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	36,652,765	39,647,541
Undiscounted Cash Flow [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	825,620,475	946,739,110
Undiscounted Cash Flow [Member] | More Than Five Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-1 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	170,108,928	196,227,387
Undiscounted Cash Flow [Member] | More Than Five Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-2 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	86,312,007	93,701,216
Undiscounted Cash Flow [Member] | More Than Five Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon primera Emision S-3 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	51,884,633	56,341,806
Undiscounted Cash Flow [Member] | More Than Five Years [Member] | U.S. Dollars [Member] | Americas [Member] | BNY Mellon - Unica 24296 [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	260,422,345	295,077,973
Undiscounted Cash Flow [Member] | More Than Five Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander - 317 Serie-H [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	44,726,323	52,887,199
Undiscounted Cash Flow [Member] | More Than Five Years [Member] | Unidades de Fomento [Member] | Chile [Member] | Banco Santander 522 Serie-M [Member] | Enel Generación Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 212,166,239	$ 252,503,529